Trade and Other Receivables - Schedule of Trade and Other Receivables (Details)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)
Trade and Other Receivables [Abstract]
Trade receivables - third parties	RM 6,261,073	$ 1,543,657	RM 6,274,545
Less: Allowance for expected credit losses of trade receivables – third parties	(173,980)	(42,895)	(141,849)	$ (34,973)	RM (243,021)
Trade receivables - third parties, net	6,087,093	1,500,762	6,132,696
Deposits	194,501	47,954	194,501
Prepayments	2,992,340	737,756	4,594,892
Advance to suppliers	433,617	106,908	295,672
Sundry receivables	5,539	1,366	1,970
Total Trade receivables	RM 9,713,090	$ 2,394,746	RM 11,219,731